Goodwill and Intangible Assets - Summary of Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,964,292	$ 1,960,669
Accumulated Amortization	(1,281,087)	(1,185,232)
Net Carrying Amount	683,205	775,437
Acquired customer relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,038,106	1,034,483
Accumulated Amortization	(687,072)	(646,851)
Net Carrying Amount	351,034	387,632
Trademarks and brand names
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	332,238	332,238
Accumulated Amortization	(126,312)	(114,430)
Net Carrying Amount	205,926	217,808
Reacquired rights
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	113,500	113,500
Accumulated Amortization	(40,695)	(24,481)
Net Carrying Amount	72,805	89,019
Purchased technology
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	427,823	427,823
Accumulated Amortization	(390,139)	(366,456)
Net Carrying Amount	37,684	61,367
Acquired contracts, supplier and distributor agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,600	37,600
Accumulated Amortization	(22,410)	(18,953)
Net Carrying Amount	15,190	18,647
Non-compete agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,025	15,025
Accumulated Amortization	(14,459)	(14,061)
Net Carrying Amount	$ 566	$ 964